Income tax	6 Months Ended
Jul. 31, 2019
Income Taxes [Abstract]
Income tax
Income tax

	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
	£000s	£000s	£000s	£000s
Current period research and development tax credit on qualifying expenditure	1,093	(1,036)	1,798	—
Tax (expense) / credit related to the US operations	(63)	(20)	43	(110)
Total current tax	1,030	(1,056)	1,841	(110)

Release of temporary difference relating to intangible asset	32	565	63	565
Total deferred tax	32	565	63	565

Total tax credit / (expense) for the period	1,062	(491)	1,904	455

The research and development tax credit is recognized based on management’s estimate of the qualifying expenditure relating to research and development activities carried out by the Group. The UK operations have estimated losses for the year and as such there is no accrued income tax for the period.